Land and Housing Inventory - Components of Land and Housing Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Real Estate [Abstract]
Land held for development	$ 1,525,319	$ 1,428,693
Land under development	622,668	630,149
Housing inventory	213,349	160,310
Model homes	37,906	31,104
Total	$ 2,399,242	$ 2,250,256